Schedule Of Foreign Currency Risk On Net Working Capital and Sensitivity Analysis (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 6,054	$ 66,938
Accounts payable	(351,877)	(304,110)
Accrued liabilities	(120,000)	$ (161,461)
Canadian Dollar [Member]
Cash	7,351
Prepaids and advances	0
Accounts payable	(105,899)
Accrued liabilities	0
Total foreign currency working capital	(98,548)
US$ exchange rate at December 31, 2017	0.7330
Total foreign currency net working capital in US$	(72,236)
Impact of a 10% strengthening of the US$ on net loss	$ (7,224)